As filed with the U.S. Securities and Exchange Commission on February 24, 2021
1933 Act Registration No. 333-250958

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

o	Pre-Effective Amendment No. ___
x	Post-Effective Amendment No. 1
(Check appropriate box or boxes.)

INTREPID CAPITAL MANAGEMENT FUNDS TRUST
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (904) 246-3433

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Name and Address of Agent for Service)

Copies to:

Peter Fetzer, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:        Shares of beneficial interest, no par value per share, of the
Intrepid Endurance Fund

This Post-Effective Amendment No. 1 to the Registration Statement of Intrepid Capital Management Funds Trust (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the combined information statement/prospectus and statement of additional information filed on December 22, 2020. This Post-Effective Amendment No. 1 is being filed to add the tax opinion as an Exhibit to Part C of the Registration Statement.

PART C
Other Information
Item 15.    Indemnification
Reference is made to Article VI of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), Article VIX of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), and Section 7 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 333-118634 on December 8, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16.    Exhibits

Exhibit No.	Exhibit
(1)(a)	Certificate of Trust is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(1)(b)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(1)(c)
Amended Schedule A to Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(2)	By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(3)	Not applicable.
(4)	A copy of the Agreement and Plan of Reorganization between Intrepid Capital Management Funds Trust, on behalf of Intrepid Disciplined Value Fund and Intrepid Endurance Fund, and Intrepid Capital Management, Inc., dated November 17, 2020, is attached to Part A of Form N-14 as an appendix.
(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Amended and Restated Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Endurance Fund (formerly known as the Intrepid Small Cap Fund) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-14, filed with the Securities and Exchange Commission on December 7, 2020.

(6)(b)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Disciplined Value Fund (formerly known as Intrepid All Cap Fund) is herein incorporated by reference from Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(7)(a)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(7)(b)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(c)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(d)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(7)(e)
Fifth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(7)(f)
Sixth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement, dated October 1, 2012, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(9)(b)
Amendment to Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(10)(a)
Amended Service and Distribution Plan pursuant to Rule 12b-1 is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(10)(b)
Amended Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(10)(c)	Reserved
(11)
Opinion and Consent issued by Foley & Lardner LLP regarding the validity of shares to be issued is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-14, filed with the Securities and Exchange Commissions on December 22, 2020.

(12)	Opinion and Consent of Foley & Lardner LLP regarding certain tax matters for the Intrepid Endurance Fund and the Intrepid Disciplined Value Fund — Filed Herewith.
(13)(a)(i)
Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(13)(b)(ii)
First Amendment to the Fund Administration Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(b)(iii)
Second Amendment to the Fund Administration Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(b)(iv)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(13)(b)(v)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(13)(b)(vi)
Fifth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(13)(b)(vii)
Sixth Amendment to the Fund Administration Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(13)(b)(viii)
Seventh Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(13)(b)(ix)
Eighth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(13)(c)(i)
Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(13)(c)(ii)
Second Amendment to the Transfer Agent Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(c)(iii)
Third Amendment to the Transfer Agent Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(c)(iv)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(13)(c)(v)
Sixth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(13)(c)(vi)
Seventh Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(13)(c)(vii)
Eighth Amendment to the Transfer Agent Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(13)(c)(viii)
Ninth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(13)(c)(ix)
Tenth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(13)(d)(i)
Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Endurance Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2017.

(13)(d)(ii)
Operating Expenses Limitation Agreement dated January 31, 2014 between the Trust, on behalf of the Intrepid Disciplined Value Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 29, 2014.

(14)
Consent of Independent Registered Public Accounting Firm Deloitte & Touche LLP is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-14, filed with the Securities and Exchange Commission on November 25, 2020.

(15)	Not applicable.
(16)
Power of Attorney dated December 22, 2020 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-14, filed with the Securities and Exchange Commission on December 22, 2020.

(17)	None.

Item 17.    Undertakings
(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.
(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Jacksonville Beach and State of Florida on February 24, 2021.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on February 24, 2021 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee	February 24, 2021
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer	February 24, 2021
Donald C. White

John J. Broaddus*	Trustee	February 24, 2021
John J. Broaddus

Peter R. Osterman, Jr.*	Trustee	February 24, 2021
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	February 24, 2021
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis		February 24, 2021
 Mark F. Travis
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant's Pre-Effective Amendment No. 2 to Form N-14 with the SEC on December 22, 2020, and is incorporated by reference.